Noncontrolling Interests Subject to Put Provisions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 1,082,567,000		$ 1,023,755,000
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	1,028,368,000	$ 824,658,000	824,658,000
contributions to noncontrolling interests	(39,144,000)
Purchase (sale) of noncontrolling interests	2,579,000
Cash contributions from noncontrolling interests	5,129,000
Changes in fair value of noncontrolling interests	0
Net income attributable to noncontrolling interest	296,697,000	264,431,000
Other Comprehensive Income Loss Net Of Tax	113,178,000	$ (117,176,000)
Noncontrolling interests subject to put provisions ending balance	1,088,272,000		1,028,368,000
Put provisions exercisable	240,424,000		258,552,000
Other temporary equity related to subsidiary stock incentive plan	5,705,000		4,613,000
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
contributions to noncontrolling interests	(39,144,000)		(164,830,000)
Purchase (sale) of noncontrolling interests	2,579,000		7,915,000
Cash contributions from noncontrolling interests	5,129,000		16,749,000
Expiration Of Put Provisions			5,206,000
Changes in fair value of noncontrolling interests	45,821,000		178,003,000
Net income attributable to noncontrolling interest	42,835,000		159,127,000
Other Comprehensive Income Loss Net Of Tax	$ 1,592,000		$ (3,073,000)